ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and welfare	$ 12,099,447	$ 9,444,626
Income and non-income based tax payables	4,936,372	2,677,610
Accrued marketing expenses	6,251,009	2,416,759
Accrued professional expenses	2,471,569	1,185,326
Accrued data and IT service expenses	622,641	552,814
Advanced from customers	429,531	294,881
Others	327,632	309,941
Accrued expenses and other current liabilities	$ 27,138,201	$ 16,881,957